Submission	Aug. 21, 2026
Submission [Line Items]
Central Index Key	0000907654
Registrant Name	Oruka Therapeutics, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES